PREPAID AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
PREPAID AND OTHER CURRENT ASSETS
Deposits	$ 533	$ 572	$ 542
Insurance	917	593	854
Supplier advances	1,623	504	742
Nevada building sale proceeds	0	2,800	0
Other	1,071	1,922	591
Total prepaid expenses and other current assets	$ 4,144	$ 6,391	$ 2,729